Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Canadian federal statutory income tax rate	$ (1.3)	$ 1.0	$ 13.2	$ 15.6
State and local income taxes (primarily Ontario)	0.1	(1.7)	1.4	(6.4)
Cross-border finance arrangement	(0.1)	(0.3)	(2.2)	(2.9)
Changes in valuation allowance	1.1	3.1	5.3	8.3
Non-taxable or non-deductible items	0.5	(1.7)	(0.4)	(2.0)
Tax basis step-up	0.0	(1.4)	0.0	(9.0)
Income tax expense	2.6	7.0	31.4	26.8
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
State and local income taxes (primarily Ontario)	0.8	2.3	7.7	10.4
Rate differential	(0.1)	1.0	4.2	5.4
Tax impact on Hypothetical Liquidation at Book Value income	2.7	4.1	7.0	8.3
Amortization and settlement of excess deferred income tax	(0.4)	(0.7)	(5.2)	(7.3)
Base erosion and anti-abuse tax	0.3	2.0	2.4	5.6
Compensation-related	0.1	0.0	0.7	0.0
Tax equity investment under PAM	0.0	(1.2)	(0.8)	(1.2)
Other	0.0	0.1	0.0	(0.1)
Bermuda
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	(0.3)	0.0	(2.4)	0.0
Chile
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	0.2	0.3	1.1	1.4
Other	0.6	0.1	1.0	0.7
Other jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Rate differential	$ (1.6)	$ 0.0	$ (1.6)	$ 0.0